Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions
Schedule of movements in other provisions
2025
US $ in millions
Balance at the beginning of the year	96.6
Provisions added during the year	55.6
Provisions utilized during the year	(12.7)
Provisions reversed during the year	(21.1)
Balance at the end of the year	118.4